Salaries and Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure Of Attribution Of Salaries And Wages

	December 31,
Description	2024	2023

Salaries and benefits	508,412	473,060
Share-based payment	36	1,737
	508,448	474,797